SHAREHOLDERS EQUITY (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012 years units	Dec. 31, 2011
Shareholders Equity 1	10.00%
Shareholders Equity 2	50.00%
Shareholders Equity 3	1,600,000
Shareholders Equity 4	$ 0.75
Shareholders Equity 5	$ 1,200,000
Shareholders Equity 6	$ 0.75
Shareholders Equity 7	$ 1
Shareholders Equity 8	1,600,000
Shareholders Equity 9	13.30%
Shareholders Equity 10	800,002
Shareholders Equity 11	1.57%
Shareholders Equity 12	3
Shareholders Equity 13	51.90%
Shareholders Equity 14	176,000
Shareholders Equity 16	10.00%
Shareholders Equity 17	10.00%
Shareholders Equity 18	1
Shareholders Equity 19	3.00%
Shareholders Equity 20	156,000
Shareholders Equity 21	160,000
Shareholders Equity 22	290,000
Shareholders Equity 23	0.001
Shareholders Equity 24	26,427
Shareholders Equity 25	171,533
Shareholders Equity 26	0.5718
Shareholders Equity 27	171,533
Shareholders Equity 28	26,427
Shareholders Equity 29	1.2
Shareholders Equity 30	348,000
Shareholders Equity 31	1.072
Shareholders Equity 32	321,573
Shareholders Equity 33	30,000
Shareholders Equity 34	$ 1.2
Shareholders Equity 35	$ 108,000
Shareholders Equity 1		10.00%
Shareholders Equity 2		50.00%